Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Disclosure of other operating income [text block]	08 – Other income (loss) in € m. 2024 2023 2022 Other income (loss): Insurance premiums 12 4 3 Net income (loss) from hedge relationships qualifying for hedge accounting 386 335 (594) Remaining other income (loss)1 (131) 48 937 Total other income (loss) 267 387 346 1 Includes net gains (losses) of € 32 million , € 41 million and € 404 million for the years ended December 31, 2024, 2023 and 2022, respectively, that are related to non-current assets and disposal groups held for sale